Retirement Benefits (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive loss
Prior service cost (credit)	$ (109)	$ (89)
Net actuarial loss	707	448
Deferred income taxes	(268)	(173)
Accumulated other comprehensive loss	330	186
Pension Benefits [Member]
Accumulated other comprehensive loss
Prior service cost (credit)	26	30
Net actuarial loss	570	352
Deferred income taxes	(245)	(160)
Accumulated other comprehensive loss	351	222
Postretirement Benefits [Member]
Accumulated other comprehensive loss
Prior service cost (credit)	(135)	(119)
Net actuarial loss	137	96
Deferred income taxes	(23)	(13)
Accumulated other comprehensive loss	$ (21)	$ (36)